Risk Assurance Liabilities - Summary of Movement of Risk Assurance Liabilities (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guarantees [Abstract]
Balance at the beginning of the year	¥ 460,829,299	$ 72,314,173	¥ 259,952,473
Fair value of risk assurance liabilities upon the inception of new loans	443,831,604	69,646,863	348,921,174
Performed risk assurance liabilities	(403,388,438)	(63,300,448)	(150,312,528)
Net loss on risk assurance liabilities	197,750,449	31,031,361	2,268,180	¥ 34,257,754
Balance at the end of the year	¥ 699,022,914	$ 109,691,949	¥ 460,829,299	¥ 259,952,473